QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-8255
Investment Company Act file number

THE WORLD FUNDS, INC.
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

Glen A. Payne
Jones & Keller, P.C.
19999 Broadway
Suite 3150
Denver, CO 80202
(Name and address of agent for service)

(800) 527-9525
Registrant's telephone number, including area code:

Date of fiscal year end: 08/31

Date of reporting period: 11/30/2010

CSI EQUITY FUND SCHEDULE OF INVESTMENTS November 30, 2010 (unaudited)
Number of Shares	Security Description	% of Total Investments	Fair Value
	COMMON STOCKS:	97.48%

	BEVERAGES:	2.22%
12,000	Pepsico, Inc.		$ 775,560
	COMPUTER AND PERIPHERALS:	1.81%
33,000	Cisco Systems, Inc.		632,280
	COMPUTER SOFTWARE/SERVICES:	6.80%
2,800	Apple Inc.		871,220
28,000	Microsoft Corp.		705,880
17,000	SAP ADR		797,810
			2,374,910
	DRUG AND MEDICAL:	9.75%
11,500	Abbott Laboratories		534,865
11,000	Johnson & Johnson		677,050
14,700	Novartis AG		785,127
19,100	Roche Holdings LTD ADR		657,422
15,000	Stryker Corp.		751,350
.			3,405,814
	ELECTRONICS/EQUIPMENT:	7.21%
38,000	ABB Limited		735,680
17,200	Emerson Electric Co.		947,204
39,600	Intel Corp.		836,352
			2,519,236
	FINANCIAL:	3.18%
15,260	JPMorgan Chase & Co.		570,419
7,290	Visa Inc. "A"		538,366
			1,108,785

	FOOD:	6.87%
20,000	General Mills, Inc.		706,600
25,000	Kraft Foods, Inc.		756,250
17,100	Nestle S.A. ADR		935,883
.			2,398,733
	HOUSEHOLD:	3.97%
26,000	Kao Corporation ADR		651,820
12,000	Proctor & Gamble Co.		732,840
			1,384,660
	MANUFACTURING:	13.08%
24,100	Dupont EI		1,132,459
19,000	Honeywell International, Inc.		944,490
9,900	3M Co.		831,402
26,600	Unilever NV		754,908
12,000	United Technologies Corp.		903,240
			4,566,499
	MATERIALS:	2.67%
11,300	BHP Billiton LTD ADR		931,120
	MULTI-MEDIA:	2.72%
26,000	Walt Disney Co.		949,260
	OIL:	13.36%
14,500	Cenovus Energy Inc.		417,165
9,000	Chevron Corp.		728,730
13,700	ConocoPhillips		824,329
14,500	EnCana Corp.		401,650
12,500	Royal Dutch Shell PLC		758,375
12,300	Schlumberger Ltd.		951,282
12,000	Total Fina ADR		585,240
.			4,666,771
	RETAIL:	10.16%
13,200	Costco Wholesale Corp.		892,452
10,000	McDonald's Corp.		783,000
12,500	Nike, Inc. Class B		1,076,625
14,700	Walmart		795,123
			3,547,200
	TELECOMMUNICATIONS:	7.10%
13,100	China Telecom Ltd. ADR		653,035
22,700	Hutchison Whampoa ADR		1,125,920
15,000	Qualcomm, Inc.		701,100
			2,480,055
	TRANSPORTATION:	2.61%
10,000	Fedex Corporation		911,200
	UTILITIES:	3.97%
12,500	Nextera Energy Inc.		632,750
20,000	Southern Co.		754,400
			1,387,150

	Total Securities	97.48%	34,039,233
	Cash and Cash Equivalents	2.52%	879,730
	TOTAL INVESTMENTS	100.00%	$ 34,918,963

FAS 157 Footnote Disclosure:

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs
(including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2010:

	Level 1	Level 2		Level 3

	Quoted Prices	Other Significant Observable		Significant Unobservable	Total
		Inputs		Inputs
Common Stocks	$ 34,039,233				$ 34,039,233

THIRD MILLENNUIM RUSSIA FUND SCHEDULE OF INVESTMENTS November 30, 2010 (unaudited)
Number of Shares	Security Description	% of Total Investments	Fair Value

	COMMON STOCK	99.10%

	AGRICULTURE/CHEMICALS	4.75%
2,807	Rusgrain Holding		$ 1,122,800
32,000	Stirol Concern		305,664
35,000	Uralkaliy		945,000
			2,373,464
	COAL	2.14%
1,250,000	Belon		1,068,750
	CONSUMER	17.07%
15,000	Central European Distr		360,450
32,000	DIXY Group		408,960
80,000	Magnit OJSC Spon GDR		2,112,000
206,768	MCB Agricole		359,923
38,600	MHP SA GDR		708,310
66,000	Mriya Agro Holding GDR		576,496
27,000	Rosinter Restaurant		540,000
3,000,000	Sun Interbrew		101,644
15,000	Synergy Ord		585,000
15,000,000	Unimilk OJSC Board		315,750
65,000	X-5 Retail Group REG S		2,466,750
			8,535,283
	FINANCIAL	7.64%
1,200,000	Sberbank RF		3,822,000

	GAS DISTRIBUTION	13.80%
100,000	Gazprom OAO Spon ADR		2,206,000
47,803	Novatek OAO Spon GDR		4,498,262
161,200	Volga Gas PLC		194,591
			6,898,853
	INFORMATION TECHNOLOGY	1.04%
53,282	Data Art		519,500
	OIL DISTRIBUTION	11.35%
7,776	A U Energy		3,238,704
10,000	Rosneft Oil GDR		66,000
76,666	Tatneft Spon GDR		2,368,979
			5,673,683
	OIL PRODUCTION	11.20%
90,000	Dragon Oil PLC		614,006
5,000	Lukoil Oil Co. ADR		273,100
1,420,570	TNK BP Holding ORD		3,494,602
24,900	Ukrnafta		1,217,035
			5,598,743
	NATURAL RESOURCES	3.26%
81,500	JSC MMC Norilsk ADR		1,627,555

	PHARMACEUTICAL	4.63%
31,500	Pharmstandard Regs GDR		849,555
385,000	Protek		808,500
15,000	Veropharm		658,500
			2,316,555
	STEEL	14.74%
130,000	Mechel Steel Group		3,052,400
80,000	Novolipetsk Steel GDR 144A		2,968,000
88,500	Severstal GDR		1,250,505
5,000	TMK - GDR		100,350
			7,371,255
	TELECOMMUNICATIONS	2.38%
20,000	Rostelecom Long Distance		528,800
9,590,000	Urkrtelecom		659,470
			1,188,270
	TRANSPORTATION	0.69%
10,000	Globaltra Spons GDR		172,500
10,000	Globaltrans Spons GDR		172,500
			345,000
	UTILITIES	4.42%
70,455,000	Federal Grid Co. Unified Energy System Spon GDR		813,755
925,986	IDGC Holding JSC		157,418
3,000,000	Mosenergo		303,000
5,000,000	OGK-5		372,500
6,081	RusHydro		32,108
1,837,007	Rushydro JSS Ord		94,698
600,000,000	TGK-1		435,000
			2,208,479

	Total Securities	99.10%	49,547,390
	Cash and Cash Equivalents	0.90%	450,410
	TOTAL INVESTMENTS	100.00%	$ 49,997,800

FAS 157 Footnote Disclosure:

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs
(including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2010:

	Level 1	Level 2		Level 3

	Quoted Prices	Other Significant Observable		Significant Unobservable	Total
		Inputs		Inputs
Common Stocks	$ 38,210,813	$ 7,578,373		$ 3,758,204	$ 49,547,390

For information on the Fund's policy regarding valuation of investments and other significant  accounting  policies,  please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
EVALUATION  OF  DISCLOSURE  CONTROLS AND  PROCEDURES.  The  Registrant maintains  disclosure  controls and procedures  that are designed to ensure that information  required to be  disclosed  in the  Registrant's  filings  under the Securities  Exchange  Act of 1934  and  the  Investment  Company  Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and  communicated to the Registrant's  management,  including its principal executive officer and principal financial officer, as appropriate,  to allow  timely  decisions   regarding  required   disclosure.   The  Registrant's management,   including  the  principal  executive  officer  and  the  principal financial officer, recognizes that any set of controls and procedures, no matter how well  designed  and  operated,  can provide  only  reasonable  assurance  of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)
CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The World Funds, Inc.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  January 27, 2011

By:  /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:  January 27, 2011